UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04998

T. Rowe Price Spectrum Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

Spectrum Income Fund

Investor Class (RPSIX)

This semi-annual shareholder report contains important information about Spectrum Income Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Income Fund - Investor Class	$26	0.52%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$6,187,865
Number of Portfolio Holdings	431
Table Summary

Portfolio Turnover Rate	11.9%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Bond Funds	92.4%
Asset-Backed Securities	4.4
Non-U.S. Government Mortgage-Backed Securities	2.4
U.S. Government & Agency Mortgage-Backed Securities	0.0
Short-Term and Other	0.8

Top Ten Holdings (as a % of Net Assets)

Table Summary
T. Rowe Price High Yield Fund	13.3%
T. Rowe Price U.S. High Yield ETF	11.6
T. Rowe Price Floating Rate Fund	9.9
T. Rowe Price QM U.S. Bond ETF	8.6
T. Rowe Price Emerging Markets Bond Fund	8.2
T. Rowe Price Total Return ETF	6.8
T. Rowe Price International Bond Fund (USD Hedged)	5.5
T. Rowe Price Dynamic Global Bond Fund	5.1
T. Rowe Price Dynamic Credit Fund	5.0
T. Rowe Price Emerging Markets Local Currency Bond Fund	4.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F88-053 8/26

Spectrum Income Fund

Investor Class (RPSIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Spectrum Income Fund

I Class (TSPNX)

This semi-annual shareholder report contains important information about Spectrum Income Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Income Fund - I Class	$18	0.37%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$6,187,865
Number of Portfolio Holdings	431
Table Summary

Portfolio Turnover Rate	11.9%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Bond Funds	92.4%
Asset-Backed Securities	4.4
Non-U.S. Government Mortgage-Backed Securities	2.4
U.S. Government & Agency Mortgage-Backed Securities	0.0
Short-Term and Other	0.8

Top Ten Holdings (as a % of Net Assets)

Table Summary
T. Rowe Price High Yield Fund	13.3%
T. Rowe Price U.S. High Yield ETF	11.6
T. Rowe Price Floating Rate Fund	9.9
T. Rowe Price QM U.S. Bond ETF	8.6
T. Rowe Price Emerging Markets Bond Fund	8.2
T. Rowe Price Total Return ETF	6.8
T. Rowe Price International Bond Fund (USD Hedged)	5.5
T. Rowe Price Dynamic Global Bond Fund	5.1
T. Rowe Price Dynamic Credit Fund	5.0
T. Rowe Price Emerging Markets Local Currency Bond Fund	4.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1456-053 8/26

Spectrum Income Fund

I Class (TSPNX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPSIX Spectrum Income Fund
TSPNX Spectrum Income Fund–
.
I Class

T. ROWE PRICE Spectrum Income Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 11.40 $ 11.18 $ 11.30 $ 10.94 $ 12.83 $ 13.00
Investment
activities
Net investment
income
(1)(2)
0.30 0.62 0.50 0.43 0.34 0.33
Net realized and
unrealized gain/
loss (0.14) 0.24 (0.06) 0.41 (1.69) —
(3)
Total from
investment
activities 0.16 0.86 0.44 0.84 (1.35) 0.33
Distributions
Net investment
income (0.30) (0.64) (0.51) (0.48) (0.39) (0.34)
Net realized gain — — (0.05) — (0.15) (0.16)
Total distributions (0.30) (0.64) (0.56) (0.48) (0.54) (0.50)
NET ASSET
VALUE
End of period $ 11.26 $ 11.40 $ 11.18 $ 11.30 $ 10.94 $ 12.83

T. ROWE PRICE Spectrum Income Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(4)
1.43% 7.83% 4.02% 7.89% (10.59)% 2.59%
Ratios to average net assets:
(2)
Gross expenses
before payments
by Price
Associates 0.61%
(5)
0.61% 0.62% 0.62% 0.62% 0.45%
Net expenses
after payments
by Price
Associates 0.52%
(5)
0.53% 0.61% 0.62% 0.62% 0.45%
Weighted
average net
expenses of
underlying Price
Funds
(6)
0.00%
(5)
0.00% 0.00% 0.00% 0.00% 0.14%
Effective net
expenses 0.00%
(5)
0.53% 0.61% 0.62% 0.62% 0.59%
Net investment
income 5.36%
(5)
5.49% 4.45% 3.92% 2.88% 2.52%
Portfolio turnover
rate 11.9% 88.4% 38.7% 23.6% 20.7% 15.1%
Net assets, end of
period (in millions) $1,406 $1,527 $1,620 $1,869 $1,983 $4,778
0% 0% 0% 0% 0% 0%

T. ROWE PRICE Spectrum Income Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates. Effective March
24, 2021, the fund began charging an all-inclusive management fee based on the class'
average daily net assets. On that same date, the fund converted its investments from each underlying Price Fund’s Investor Class to its Z Class, which has a net expense ratio of less than 0.01%.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized
(6)
Reflects the indirect expense impact to the fund from its investment in the underlying Price
Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE Spectrum Income Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
5/3/21
(1)
Through
12/31/21 12/31/25 12/31/24 12/31/23 12/31/22
NET ASSET
VALUE
Beginning of period $ 11.41 $ 11.19 $ 11.31 $ 10.94 $ 12.84 $ 13.10
Investment
activities
Net investment
income
(2)(3)
0.31 0.64 0.52 0.45 0.38 0.24
Net realized and
unrealized gain/
loss (0.14) 0.23 (0.06) 0.42 (1.72) (0.09)
(4)
Total from
investment
activities 0.17 0.87 0.46 0.87 (1.34) 0.15
Distributions
Net investment
income (0.31) (0.65) (0.53) (0.50) (0.41) (0.25)
Net realized gain — — (0.05) — (0.15) (0.16)
Total distributions (0.31) (0.65) (0.58) (0.50) (0.56) (0.41)
NET ASSET
VALUE
End of period $ 11.27 $ 11.41 $ 11.19 $ 11.31 $ 10.94 $ 12.84

T. ROWE PRICE Spectrum Income Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
5/3/21
(1)
Through
12/31/21 12/31/25 12/31/24 12/31/23 12/31/22
Ratios/Supplemental Data
Total return
(3)(5)
1.50% 7.99% 4.17% 8.15% (10.53)% 1.16%
Ratios to average net assets:
(3)
Gross expenses
before payments
by Price
Associates 0.46%
(6)
0.46% 0.47% 0.47% 0.47% 0.47%
(6)
Net expenses
after payments
by Price
Associates 0.37%
(6)
0.38% 0.46% 0.47% 0.47% 0.47%
(6)
Net investment
income 5.54%
(6)
5.66% 4.65% 4.09% 3.33% 2.79%
(6)
Portfolio turnover
rate 11.9% 88.4% 38.7% 23.6% 20.7% 15.1%
Net assets, end of
period (in millions) $4,782 $4,537 $4,274 $4,099 $3,945 $2,422
0% 0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Spectrum Income Fund
June 30, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  4.4%
720 East IV
Series 2024-1A, Class A1R, CLO, FRN
3M TSFR + 1.26%, 4.932%, 7/15/39 (1) 700,000 700
Affirm Asset Securitization Trust
Series 2025-X2, Class B
4.56%, 10/15/30 (1) 800,000 800
Affirm Asset Securitization Trust
Series 2025-X2, Class C
4.93%, 10/15/30 (1) 850,000 850
Affirm Asset Securitization Trust
Series 2026-X1, Class C
4.82%, 4/15/31 (1) 1,065,000 1,062
Affirm Master Trust
Series 2025-2A, Class B
5.06%, 7/15/33 (1) 1,395,000 1,397
Affirm Master Trust
Series 2025-3A, Class A
4.45%, 10/16/34 (1) 935,000 927
Affirm Master Trust
Series 2026-1A, Class A
4.37%, 2/15/34 (1) 1,270,000 1,263
Affirm Master Trust
Series 2026-2A, Class A
4.67%, 4/16/35 (1) 900,000 897
AGL
Series 2021-13A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.325%, 10/20/34 (1) 875,000 875
Ally Bank
Series 2026-A, Class C
4.856%, 3/15/34 (1) 472,877 472
Ally Bank
Series 2026-A, Class D
5.248%, 3/15/34 (1) 514,601 514
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class D
6.315%, 5/17/32 (1) 356,192 360
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.215%, 9/15/32 (1) 442,075 444
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class C
4.697%, 9/15/33 (1) 623,430 621
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class D
4.942%, 9/15/33 (1) 550,085 547

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
AmeriCredit Automobile Receivables Trust
Series 2022-1, Class D
3.23%, 2/18/28  1,770,000 1,764
AmeriCredit Automobile Receivables Trust
Series 2022-2, Class C
5.32%, 4/18/28  187,439 188
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class C
5.55%, 1/21/31 (1) 340,000 343
Amur Equipment Finance Receivables XIV
Series 2024-2A, Class D
5.97%, 10/20/31 (1) 100,000 101
Anchorage Capital
Series 2015-7A, Class AR4, CLO, FRN
3M TSFR + 1.32%, 4.99%, 4/28/37 (1) 1,070,000 1,073
Anthelion
Series 2025-1A, Class A1, CLO, FRN
3M TSFR + 1.50%, 5.175%, 7/20/36 (1) 870,000 870
Apidos XXXVII
Series 2021-37A, Class B, CLO, FRN
3M TSFR + 1.862%, 5.525%, 10/22/34 (1) 1,675,000 1,677
Arbys Funding
Series 2020-1A, Class A2
3.237%, 7/30/50 (1) 2,967,933 2,903
ARES LX
Series 2021-60A, Class CR, CLO, FRN
3M TSFR + 1.75%, 5.425%, 7/18/34 (1) 425,000 425
ARI Fleet Lease Trust
Series 2026-A, Class B
4.38%, 11/15/34 (1) 1,040,000 1,026
ARI Fleet Lease Trust
Series 2026-A, Class C
4.61%, 11/15/34 (1) 1,030,000 1,017
ARI Fleet Lease Trust
Series 2026-B, Class C
4.90%, 2/15/35 (1) 1,025,000 1,022
Auxilior Term Funding
Series 2023-1A, Class D
7.27%, 12/16/30 (1) 2,130,000 2,178
Avis Budget Rental Car Funding AESOP
Series 2021-2A, Class D
4.08%, 2/20/28 (1) 875,000 869
Avis Budget Rental Car Funding AESOP
Series 2022-1A, Class A
3.83%, 8/21/28 (1) 100,000 99

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Avis Budget Rental Car Funding AESOP
Series 2023-1A, Class A
5.25%, 4/20/29 (1) 315,000 318
Avis Budget Rental Car Funding AESOP
Series 2024-3A, Class B
5.58%, 12/20/30 (1) 1,730,000 1,747
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class B
4.46%, 2/20/30 (1) 930,000 914
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class C
4.95%, 2/20/30 (1) 940,000 929
Bain Capital Credit
Series 2022-3A, Class BR, CLO, FRN
3M TSFR + 1.63%, 5.31%, 7/17/35 (1) 450,000 450
Barings III
Series 2021-3A, Class B1R, CLO, FRN
3M TSFR + 1.63%, 5.305%, 1/18/35 (1) 1,750,000 1,753
Battalion X
Series 2016-10A, Class A2R3, CLO, FRN
3M TSFR + 1.75%, 5.417%, 1/24/35 (1) 2,100,000 2,101
Battalion XXI
Series 2021-21A, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.373%, 7/15/34 (1) 1,755,000 1,755
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class D, FRN
SOFR30A + 2.05%, 5.678%, 12/26/31 (1) 1,007,705 1,013
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class E, FRN
SOFR30A + 3.60%, 7.228%, 12/26/31 (1) 335,902 340
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class A, FRN
SOFR30A + 1.30%, 4.928%, 7/27/48 (1) 784,503 785
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class B, FRN
SOFR30A + 1.70%, 5.328%, 7/27/48 (1) 1,633,123 1,636
Benefit Street Partners XXV
Series 2021-25A, Class BR, CLO, FRN
3M TSFR + 1.45%, 5.123%, 1/15/35 (1) 765,000 765
BlueMountain
Series 2018-3A, Class BR, CLO, FRN
3M TSFR + 1.85%, 5.517%, 10/25/30 (1) 2,500,000 2,503
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class C
4.44%, 11/17/31  1,100,000 1,087

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Bridgecrest Lending Auto Securitization Trust
Series 2026-2, Class D
5.19%, 2/17/32  970,000 965
CarMax Auto Owner Trust
Series 2023-2, Class D
6.55%, 10/15/29  110,000 111
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  35,000 35
CarMax Auto Owner Trust
Series 2025-2, Class B
4.96%, 11/15/30  440,000 442
CarMax Auto Owner Trust
Series 2025-2, Class C
5.16%, 1/15/31  500,000 504
CarMax Auto Owner Trust
Series 2025-4, Class B
4.42%, 7/15/31  1,050,000 1,041
CarMax Auto Owner Trust
Series 2025-4, Class C
4.81%, 9/15/31  1,050,000 1,048
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  150,000 152
CarMax Select Receivables Trust
Series 2026-B, Class C
5.19%, 10/15/32  520,000 521
CarMax Select Receivables Trust
Series 2026-B, Class D
5.80%, 10/15/32  770,000 775
Carvana Auto Receivables Trust
Series 2021-N4, Class A2
1.80%, 9/11/28  64,774 64
Carvana Auto Receivables Trust
Series 2021-P3, Class D
2.25%, 9/11/28  1,835,000 1,795
Carvana Auto Receivables Trust
Series 2023-P4, Class C
6.55%, 12/10/29 (1) 99,000 103
Carvana Auto Receivables Trust
Series 2024-N1, Class E
8.28%, 3/10/31 (1) 1,500,000 1,529
Carvana Auto Receivables Trust
Series 2025-P2, Class C
5.48%, 11/10/31  1,700,000 1,718

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Carvana Auto Receivables Trust
Series 2025-P2, Class D
5.99%, 6/10/33  850,000 856
Carvana Auto Receivables Trust
Series 2025-P3, Class C
4.99%, 1/12/32  1,000,000 992
Carvana Auto Receivables Trust
Series 2025-P3, Class D
5.47%, 9/12/33  1,000,000 984
Carvana Auto Receivables Trust
Series 2025-P4, Class C
5.04%, 4/12/32  335,000 329
Carvana Auto Receivables Trust
Series 2025-P4, Class D
5.62%, 11/10/33  276,000 273
Carvana Auto Receivables Trust
Series 2026-P2, Class C
5.80%, 10/12/32  350,000 353
Carvana Auto Receivables Trust
Series 2026-P2, Class D
6.18%, 6/12/34  840,000 845
CCG Receivables Trust
Series 2025-2, Class C
4.68%, 8/15/34 (1) 445,000 440
CCG Receivables Trust
Series 2026-1, Class C
5.17%, 1/17/34 (1) 660,000 659
CCG Receivables Trust
Series 2026-1, Class D
5.70%, 1/17/34 (1) 660,000 660
Cerberus Loan Funding XLIV
Series 2023-5AR, Class A1R, CLO, FRN
3M TSFR + 1.52%, 1/15/36 (1)(2) 1,280,000 1,280
Chase Auto Credit Linked Notes
Series 2025-1, Class C
4.851%, 2/25/33 (1) 2,190,479 2,188
Chase Auto Owner Trust
Series 2025-1A, Class C
4.93%, 12/26/30 (1) 1,000,000 1,000
Citigroup Mortgage Loan Trust
Series 2026-HE1, Class B1, FRN
SOFR30A + 3.10%, 6.728%, 10/25/56 (1) 750,000 750
Citigroup Mortgage Loan Trust
Series 2026-HE1, Class M2, FRN
SOFR30A + 1.95%, 5.578%, 10/25/56 (1) 1,065,000 1,065

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Cologix Canadian Issuer
Series 2022-1CAN, Class A2
4.94%, 1/25/52 (CAD) (1) 125,000 88
CyrusOne Data Centers Issuer I
Series 2023-1A, Class A2
4.30%, 4/20/48 (1) 597,000 584
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 980,000 987
Dell Equipment Finance Trust
Series 2024-2, Class D
5.29%, 2/24/31 (1) 225,000 226
Dell Equipment Finance Trust
Series 2025-1, Class C
5.25%, 2/24/31 (1) 1,380,000 1,391
Dell Equipment Finance Trust
Series 2026-1A, Class C
4.80%, 12/22/31 (1) 540,000 539
Dell Equipment Finance Trust
Series 2026-1A, Class D
5.19%, 11/22/32 (1) 510,000 508
Dext
Series 2025-2, Class B
4.66%, 4/15/36 (1) 513,000 509
Dext
Series 2025-2, Class C
4.89%, 4/15/36 (1) 1,045,000 1,036
Dext ABS
Series 2025-1, Class D
5.65%, 2/15/36 (1) 1,055,000 1,063
Drive Auto Receivables Trust
Series 2021-3, Class D
1.94%, 6/15/29 (1) 307,968 306
Drive Auto Receivables Trust
Series 2024-2, Class D
4.94%, 5/17/32  1,685,000 1,691
Drive Auto Receivables Trust
Series 2025-2, Class C
4.39%, 9/15/32  1,000,000 991
Drive Auto Receivables Trust
Series 2025-2, Class D
4.90%, 12/15/32  1,000,000 990
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 1,484,265 1,427

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Elara Hgv Timeshare Issuer
Series 2025-A, Class B
4.81%, 1/25/40 (1) 683,212 676
Elara Hgv Timeshare Issuer
Series 2025-A, Class C
5.30%, 1/25/40 (1) 683,212 678
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 629,246 644
Empower
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.60%, 5.267%, 4/25/38 (1) 2,625,000 2,634
Empower
Series 2023-1A, Class BR, CLO, FRN
3M TSFR + 2.00%, 5.667%, 4/25/38 (1) 250,000 251
Exeter Automobile Receivables Trust
Series 2025-4A, Class C
4.57%, 6/16/31  1,060,000 1,053
Exeter Automobile Receivables Trust
Series 2026-1A, Class B
4.22%, 10/15/30  500,000 495
Exeter Automobile Receivables Trust
Series 2026-1A, Class C
4.40%, 5/17/32  555,000 547
Exeter Automobile Receivables Trust
Series 2026-3A, Class C
4.92%, 10/15/32  1,070,000 1,068
Exeter Automobile Receivables Trust
Series 2026-3A, Class D
5.44%, 10/15/32  1,070,000 1,071
Exeter Select Automobile Receivables Trust
Series 2025-1, Class B
4.87%, 8/15/31  1,400,000 1,403
Exeter Select Automobile Receivables Trust
Series 2025-1, Class C
5.40%, 8/15/31  1,400,000 1,414
Exeter Select Automobile Receivables Trust
Series 2025-2, Class B
4.63%, 11/17/31  1,050,000 1,047
Exeter Select Automobile Receivables Trust
Series 2025-2, Class C
4.91%, 12/15/31  1,050,000 1,049
Exeter Select Automobile Receivables Trust
Series 2025-3, Class B
4.42%, 3/15/32  550,000 546

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Exeter Select Automobile Receivables Trust
Series 2025-3, Class C
5.00%, 3/15/32  520,000 520
Exeter Select Automobile Receivables Trust
Series 2026-1, Class B
4.99%, 10/15/32  500,000 501
Exeter Select Automobile Receivables Trust
Series 2026-1, Class C
5.37%, 10/15/32  560,000 562
Figre
Series 2026-FL2, Class A2, STEP
5.819%, 6/25/56 (1) 595,000 593
Figre
Series 2026-FL2, Class A3, STEP
5.919%, 6/25/56 (1) 455,000 453
FIGRE Trust
Series 2026-HF3, Class A1A, FRN
SOFR30A + 1.40%, 5.028%, 3/25/56 (1) 2,995,523 3,004
Ford Credit Auto Owner Trust
Series 2021-2, Class C
2.11%, 5/15/34 (1) 200,000 198
Ford Credit Auto Owner Trust
Series 2021-2, Class D
2.60%, 5/15/34 (1) 1,805,000 1,788
Ford Credit Auto Owner Trust
Series 2023-1, Class C
5.58%, 8/15/35 (1) 1,700,000 1,718
Ford Credit Auto Owner Trust
Series 2023-2, Class B
5.92%, 2/15/36 (1) 340,000 348
Ford Credit Floorplan Master Owner Trust A
Series 2024-1, Class B
5.48%, 4/15/29 (1) 200,000 201
Ford Credit Floorplan Master Owner Trust A
Series 2025-1, Class B
4.84%, 4/15/30  1,760,000 1,765
Ford Credit Floorplan Master Owner Trust A
Series 2025-2, Class B
4.33%, 9/15/30  1,045,000 1,037
Fortress Credit BSL XVIII
Series 2023-1A, Class A1R, CLO, FRN
3M TSFR + 1.57%, 5.236%, 4/23/36 (1) 1,755,000 1,756
Fortress Credit BSL XXV
Series 2024-AR, Class B2R, CLO, FRN
3M TSFR + 1.85%, 7/24/37 (1)(2) 1,715,000 1,715

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Galaxy XXII
Series 2016-22A, Class CR4, CLO, FRN
3M TSFR + 1.60%, 5.28%, 4/16/34 (1) 1,700,000 1,701
Garrison Funding
Series 2026-22A, Class AR4, CLO, FRN
3M TSFR + 1.23%, 4.809%, 1/20/39 (1) 1,695,000 1,698
GM Financial Automobile Leasing Trust
Series 2025-2, Class B
4.80%, 4/20/29  1,250,000 1,254
GM Financial Automobile Leasing Trust
Series 2025-2, Class C
5.04%, 10/22/29  1,200,000 1,203
GM Financial Consumer Automobile Receivables Trust
Series 2025-2, Class C
4.91%, 10/18/32  710,000 712
Golub Capital Partners B
Series 2024-76A, Class B, CLO, FRN
3M TSFR + 1.67%, 5.337%, 10/25/37 (1) 250,000 250
Golub Capital Partners Static
Series 2024-1A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.175%, 7/20/35 (1) 2,100,000 2,089
Goto Foods Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 1,037,400 1,034
Goto Foods Funding
Series 2026-1A, Class A2
6.854%, 4/30/56 (1) 1,070,000 1,069
GreatAmerica Leasing Receivables Funding
Series 2026-1, Class C
5.44%, 5/15/34 (1) 970,000 976
GS Mortgage-Backed Securities Trust
Series 2026-AH2, Class A1B, FRN
SOFR30A + 1.60%, 5.232%, 11/25/56 (1) 225,000 225
Halseypoint 6
Series 2022-6A, Class A1R, CLO, FRN
3M TSFR + 1.35%, 5.025%, 1/20/38 (1) 1,000,000 1,001
Halseypoint 7
Series 2023-7A, Class A1R, CLO, FRN
3M TSFR + 1.45%, 5.125%, 7/20/38 (1) 690,000 692
Harbor Park
Series 2018-1A, Class CR2, CLO, FRN
3M TSFR + 1.65%, 5.325%, 1/20/31 (1) 2,050,000 2,045
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48 (1) 2,071,013 2,049

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 4,158,000 4,032
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 1,173,250 1,099
Hilton Grand Vacations Trust
Series 2020-AA, Class B
4.22%, 2/25/39 (1) 65,552 65
Hilton Grand Vacations Trust
Series 2026-2A, Class C
5.54%, 3/27/45 (1) 640,000 640
Hilton Grand Vacations Trust
Series 2026-2A, Class D
6.00%, 3/27/45 (1) 640,000 623
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 126,027 126
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 584,753 590
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 1,233,432 1,239
Huntington Bank Auto Credit-Linked Notes
Series 2025-2, Class B1
4.835%, 9/20/33 (1) 772,804 770
Huntington Bank Auto Credit-Linked Notes
Series 2025-2, Class C, FRN
SOFR30A + 2.35%, 5.959%, 9/20/33 (1) 646,999 648
Huntington Bank Auto Credit-Linked Notes
Series 2026-1, Class B1
4.503%, 2/20/34 (1) 1,875,223 1,857
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class B
4.94%, 8/15/29 (1) 1,050,000 1,053
Hyundai Auto Receivables Trust
Series 2025-B, Class C
4.92%, 7/15/32  1,750,000 1,753
Hyundai Auto Receivables Trust
Series 2026-A, Class C
4.31%, 6/15/33  1,060,000 1,041
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1)  134,126 131

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Jack in the Box Funding
Series 2026-1A, Class A2
7.624%, 5/25/56 (1) 3,200,000 3,214
JPMorgan Mortgage Trust
Series 2026-HE1, Class M1, FRN
SOFR30A + 1.45%, 5.059%, 9/20/56 (1) 1,065,000 1,066
KKR
Series 2022-43A, Class BR2, CLO, FRN
3M TSFR + 1.65%, 5.321%, 4/15/38 (1) 1,060,000 1,063
KKR
Series 26, Class ARR, CLO, FRN
3M TSFR + 1.10%, 4.773%, 10/15/34 (1) 1,100,000 1,100
KKR
Series 34A, Class BR, CLO, FRN
3M TSFR + 1.75%, 5.423%, 7/15/34 (1) 1,875,000 1,877
M&T Equipment Notes
Series 2024-1A, Class A4
4.94%, 8/18/31 (1) 40,000 40
M&T Equipment Notes
Series 2025-1A, Class A3
4.78%, 9/17/29 (1) 1,735,000 1,740
Madison Park Funding XLV
Series 2020-45A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.323%, 7/15/34 (1) 355,000 355
Marble Point XXI
Series 2021-3A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.18%, 10/17/34 (1) 1,700,000 1,701
MVW
Series 2020-1A, Class C
4.21%, 10/20/37 (1) 31,833 32
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 342,031 349
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 49,848 51
MVW
Series 2025-1A, Class A
4.97%, 9/22/42 (1) 708,052 709
MVW
Series 2025-1A, Class C
5.75%, 9/22/42 (1) 1,649,830 1,650
Nassau
Series 2020-1A, Class CRR, CLO, FRN
3M TSFR + 2.00%, 5.618%, 1/15/35 (1) 1,070,000 1,068

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Navient Education Loan Trust
Series 2025-A, Class A
5.02%, 7/15/55 (1) 681,906 683
Navient Education Loan Trust
Series 2025-A, Class B
5.32%, 7/15/55 (1) 770,485 772
Navient Education Loan Trust
Series 2026-A, Class A
4.86%, 9/15/56 (1) 1,048,865 1,043
Navient Private Education Refi Loan Trust
Series 2019-D, Class A2B, FRN
1M TSFR + 1.164%, 4.79%, 12/15/59 (1) 253,282 254
Navient Private Education Refi Loan Trust
Series 2021-GA, Class B
2.55%, 4/15/70 (1) 1,750,000 1,305
Navient Private Education Refi Loan Trust
Series 2023-A, Class A
5.51%, 10/15/71 (1) 1,078,398 1,093
Navient Refinance Loan Trust
Series 2026-A, Class A
4.50%, 1/18/56 (1) 1,921,405 1,894
Navient Refinance Loan Trust
Series 2026-B, Class A
5.07%, 6/15/56 (1) 1,065,000 1,065
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class B
4.42%, 9/25/30 (1) 1,050,000 1,046
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class C
4.72%, 9/25/30 (1) 1,045,000 1,040
Nelnet Student Loan Trust
Series 2021-BA, Class AFX
1.42%, 4/20/62 (1) 56,037 53
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62 (1) 1,402,334 1,320
Nissan Auto Receivables Owner Trust
Series 2025-A, Class B
4.79%, 10/15/31  815,000 817
NMEF Funding
Series 2024-A, Class A2
5.15%, 12/15/31 (1) 154,402 155
NMEF Funding
Series 2025-B, Class D
5.47%, 1/18/33 (1) 1,065,000 1,066

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
NMEF Funding
Series 2026-A, Class B
4.48%, 2/15/34 (1) 160,000 158
NMEF Funding
Series 2026-A, Class C
4.71%, 2/15/34 (1) 470,000 465
Northwoods Capital XII-B
Series 2018-12BA, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.364%, 6/15/31 (1) 2,100,000 2,101
OBX Trust
Series 2026-HE2, Class A1B, FRN
SOFR30A + 1.45%, 5.051%, 6/25/56 (1) 1,131,000 1,131
Octane Receivables Trust
Series 2022-1A, Class C
5.21%, 8/21/28 (1) 1,616 2
Octane Receivables Trust
Series 2024-3A, Class C
5.51%, 10/20/31 (1) 1,695,000 1,710
Octane Receivables Trust
Series 2024-RVM1, Class C
5.52%, 1/22/46 (1) 250,000 251
Octane Receivables Trust
Series 2025-RVM1, Class A
4.48%, 12/20/46 (1) 80,574 80
Octane Receivables Trust
Series 2025-RVM1, Class B
4.83%, 12/20/46 (1) 505,000 499
Octane Receivables Trust
Series 2025-RVM1, Class C
5.26%, 12/20/46 (1) 545,000 539
OZLM Funding II
Series 2012-2A, Class BR4, CLO, FRN
3M TSFR + 1.75%, 5.413%, 7/30/37 (1) 1,750,000 1,753
Palmer Square Loan Funding
Series 2022-4A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.317%, 7/24/31 (1) 1,185,000 1,185
Palmer Square Loan Funding
Series 2024-3A, Class BR, CLO, FRN
3M TSFR + 1.45%, 5.10%, 8/8/32 (1) 2,135,000 2,138
PEAC Solutions Receivables
Series 2025-1A, Class A3
5.04%, 7/20/32 (1) 110,000 111
PEAC Solutions Receivables
Series 2026-1A, Class B
4.75%, 7/20/33 (1) 505,000 502

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
PEAC Solutions Receivables
Series 2026-1A, Class C
4.89%, 7/20/33 (1) 560,000 557
Post
Series 2022-1A, Class BR, CLO, FRN
3M TSFR + 1.45%, 5.125%, 4/20/35 (1) 2,125,000 2,125
Post Road Equipment Finance
Series 2024-1A, Class C
5.81%, 10/15/30 (1) 1,545,000 1,554
Post Road Equipment Finance
Series 2025-1A, Class B
5.04%, 5/15/31 (1) 2,000,000 2,011
Post Road Equipment Finance
Series 2026-1A, Class E
7.70%, 1/17/34 (1) 900,000 916
PRET
Series 2026-NPL6, Class A1, STEP
5.693%, 5/25/56 (1) 1,053,715 1,053
Progress Residential Trust
Series 2021-SFR6, Class E1
2.425%, 7/17/38 (1) 2,042,500 2,038
Progress Residential Trust
Series 2021-SFR8, Class D
2.082%, 10/17/38 (1) 600,000 595
Progress Residential Trust
Series 2021-SFR8, Class E1
2.382%, 10/17/38 (1) 1,820,000 1,804
Progress Residential Trust
Series 2025-SFR2, Class A
3.305%, 4/17/42 (1) 1,861,528 1,754
Progress Residential Trust
Series 2025-SFR5, Class A
3.85%, 10/17/42 (1) 1,951,958 1,865
Regatta XX Funding
Series 2021-2A, Class BR, CLO, FRN
3M TSFR + 1.55%, 5.223%, 1/15/38 (1) 1,000,000 1,001
Rockford Tower
Series 2019-2A, Class BR2, CLO, FRN
3M TSFR + 1.65%, 5.292%, 8/20/32 (1) 2,100,000 2,103
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class D
6.663%, 12/15/33 (1) 1,146,929 1,160
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class E
8.408%, 12/15/33 (1) 428,069 437

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Santander Bank Auto Credit-Linked Notes
Series 2025-A, Class B
4.484%, 1/16/34 (1) 430,000 428
Santander Bank Auto Credit-Linked Notes
Series 2025-A, Class C
4.661%, 1/16/34 (1) 715,000 712
Santander Bank Auto Credit-Linked Notes
Series 2025-A, Class D
5.151%, 1/16/34 (1) 675,000 673
Santander Bank Auto Credit-Linked Notes
Series 2026-A, Class D
5.247%, 7/17/34 (1) 1,070,000 1,068
Santander Bank Auto Credit-Linked Notes
Series 2026-A, Class E
6.807%, 7/17/34 (1) 1,070,000 1,068
Santander Drive Auto Receivables Trust
Series 2025-4, Class B
4.27%, 1/15/32  840,000 835
Santander Drive Auto Receivables Trust
Series 2026-1, Class C
4.26%, 4/15/32  750,000 739
Santander Mortgage Asset Receivable Trust
Series 2025-CES1, Class A1A, STEP
5.036%, 9/25/55 (1) 1,878,415 1,860
SCF Equipment Leasing
Series 2023-1A, Class C
6.77%, 8/22/33 (1) 1,685,000 1,728
Sculptor XXVII
Series 27A, Class BRR, CLO, FRN
3M TSFR + 1.50%, 5.175%, 4/20/37 (1) 1,055,000 1,057
SEB Funding
Series 2026-1A, Class A2
6.665%, 1/30/56 (1) 2,135,000 2,116
Securitized Term Auto Receivables Trust
Series 2025-A, Class C
5.185%, 7/25/31 (1) 86,726 87
Securitized Term Auto Receivables Trust
Series 2025-B, Class C
5.121%, 12/29/32 (1) 721,051 724
Securitized Term Auto Receivables Trust
Series 2026-A, Class B
4.284%, 3/25/33 (1) 706,340 702
Securitized Term Auto Receivables Trust
Series 2026-A, Class C
4.431%, 3/25/33 (1) 685,565 681

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Securitized Term Auto Receivables Trust
Series 2026-A, Class D
4.873%, 3/25/33 (1) 353,170 351
ServiceMaster Funding
Series 2020-1, Class A2I
2.841%, 1/30/51 (1) 1,528,875 1,463
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class C
5.97%, 2/20/31 (1) 470,000 477
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 30,000 30
SFS Auto Receivables Securitization Trust
Series 2025-3A, Class C
4.64%, 11/21/33 (1) 575,000 570
SFS Auto Receivables Securitization Trust
Series 2026-1A, Class C
4.46%, 11/21/33 (1) 850,000 835
SFS Auto Receivables Securitization Trust
Series 2026-2A, Class C
4.99%, 7/20/34 (1) 475,000 474
Shackleton XIV
Series 2019-14A, Class BRR, CLO, FRN
3M TSFR + 1.55%, 5.225%, 7/20/34 (1) 350,000 350
Sierra Timeshare Receivables Funding
Series 2022-1A, Class B
3.55%, 10/20/38 (1) 272,697 272
Sierra Timeshare Receivables Funding
Series 2022-3A, Class B
6.32%, 7/20/39 (1) 89,722 91
Sierra Timeshare Receivables Funding
Series 2023-3A, Class A
6.10%, 9/20/40 (1) 26,153 27
Sierra Timeshare Receivables Funding
Series 2023-3A, Class C
7.12%, 9/20/40 (1) 51,062 52
Sierra Timeshare Receivables Funding
Series 2024-1A, Class D
8.02%, 1/20/43 (1) 585,854 595
Sierra Timeshare Receivables Funding
Series 2025-3A, Class D
6.54%, 8/22/44 (1) 675,789 667
SMB Private Education Loan Trust
Series 2015-C, Class C
4.50%, 9/17/46 (1) 1,125,937 1,118

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
SMB Private Education Loan Trust
Series 2019-B, Class A2B, FRN
1M TSFR + 1.114%, 4.74%, 6/15/37 (1) 68,326 68
SMB Private Education Loan Trust
Series 2021-A, Class A2A1, FRN
1M TSFR + 0.844%, 4.47%, 1/15/53 (1) 1,438,439 1,424
SMB Private Education Loan Trust
Series 2025-A, Class A1A
5.13%, 4/15/54 (1) 1,490,472 1,491
SMB Private Education Loan Trust
Series 2026-A, Class A1A
4.68%, 12/15/53 (1) 2,053,856 2,012
Sonic Capital
Series 2020-1A, Class A2I
3.845%, 1/20/50 (1) 2,147,000 2,130
Sonic Capital
Series 2021-1A, Class A2I
2.19%, 8/20/51 (1) 2,243,138 2,084
Sound Point IX
Series 2015-2A, Class ARRR, CLO, FRN
3M TSFR + 1.472%, 5.147%, 7/20/32 (1) 394,989 395
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class B
4.74%, 4/20/29 (1) 1,700,000 1,700
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class C
5.08%, 8/20/29 (1) 560,000 561
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class C
4.71%, 1/22/30 (1) 900,000 896
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class C
4.44%, 8/20/30 (1) 1,050,000 1,039
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class B
4.61%, 4/22/30 (1) 240,000 239
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class C
4.80%, 12/20/30 (1) 555,000 552
Symphony
Series 2024-42A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.128%, 4/17/37 (1) 1,250,000 1,250
Symphony
Series 2024-43A, Class A1R, CLO, FRN
3M TSFR + 1.23%, 4.862%, 4/15/37 (1) 1,750,000 1,752

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
THL Credit Wind River
Series 2019-3A, Class BR3, CLO, FRN
3M TSFR + 1.70%, 5.373%, 1/15/38 (1) 2,100,000 2,103
Trinitas VI
Series 2017-6A, Class AR4, CLO, FRN
3M TSFR + 1.11%, 4.777%, 1/25/34 (1) 2,033,321 2,033
Truist Bank Auto Credit-Linked Notes
Series 2026-1, Class B
5.067%, 6/26/34 (1) 1,705,000 1,702
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 249,685 251
U.S. Bank
Series 2026-RVM1, Class B1
4.959%, 12/25/46 (1) 1,350,291 1,334
USB Auto Owner Trust
Series 2025-1A, Class C
4.96%, 3/17/31 (1) 1,215,000 1,213
Verizon Master Trust
Series 2024-2, Class C
5.32%, 12/22/31 (1) 960,000 966
Verizon Master Trust
Series 2024-6, Class C
4.67%, 8/20/30  175,000 175
Verizon Master Trust
Series 2025-2, Class C
5.34%, 1/20/33 (1) 420,000 424
Verizon Master Trust
Series 2025-5, Class C
4.84%, 6/20/31  1,400,000 1,396
Vista Point Securitization Trust
Series 2026-CES2, Class A1, STEP
5.418%, 5/25/56 (1) 1,043,445 1,043
Voya
Series 2018-2A, Class C1, CLO, FRN
3M TSFR + 2.112%, 5.785%, 7/15/31 (1) 2,400,000 2,399
Wellfleet
Series 2019-1A, Class A2RR, CLO, FRN
3M TSFR + 1.50%, 5.175%, 7/20/32 (1) 1,420,000 1,421
Wellfleet
Series 2021-1A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.325%, 4/20/34 (1) 1,380,000 1,381
Wheels Fleet Lease Funding
Series 2026-1A, Class C
4.93%, 4/18/39 (1) 430,000 428

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Wheels Fleet Lease Funding 1
Series 2025-2A, Class C
4.86%, 5/18/40 (1) 1,750,000 1,741
Wingspire Equipment Finance
Series 2025-1A, Class B
4.57%, 9/20/33 (1) 121,000 120
Wingspire Equipment Finance
Series 2025-1A, Class C
4.76%, 9/20/33 (1) 1,040,000 1,031
Yamaha Motor Master Trust II
Series 2026-A, Class B
4.64%, 4/15/31 (1) 425,000 422
Yamaha Motor Master Trust II
Series 2026-A, Class C
4.89%, 4/15/31 (1) 425,000 422
Zaxby's Funding
Series 2021-1A, Class A2
3.238%, 7/30/51 (1) 628,650 599
Total Asset-Backed Securities (Cost $270,851) 270,859
BOND FUNDS  92.4%
T. Rowe Price Dynamic Credit Fund, Z Class, 7.24% (3)(4) 36,308,778 309,714
T. Rowe Price Dynamic Global Bond Fund, Z Class, 6.48% (3)
(4) 41,096,501 313,155
T. Rowe Price Emerging Markets Bond Fund, Z Class,
6.36% (3)(4) 51,245,146 508,864
T. Rowe Price Emerging Markets Corporate Bond Fund, Z
Class, 6.28% (3)(4) 13,406,325 124,679
T. Rowe Price Emerging Markets Local Currency Bond Fund, Z
Class, 7.37% (3)(4) 56,660,662 285,003
T. Rowe Price Floating Rate Fund, Z Class, 7.12% (3)(4) 67,396,613 609,939
T. Rowe Price High Yield Fund, Z Class, 6.87% (3)(4) 138,872,292 822,124
T. Rowe Price Inflation Protected Bond Fund, Z Class,
13.07% (3)(4) 17,925,438 184,274
T. Rowe Price International Bond Fund, Z Class, 4.33% (3)(4) 21,758,141 153,177
T. Rowe Price International Bond Fund (USD Hedged), Z Class,
4.25% (3)(4) 40,045,245 341,586
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Z
Class, 12.29% (3)(4) 26,196,098 122,860
T. Rowe Price QM U.S. Bond ETF, 4.65% (3)(4) 12,550,001 532,936
T. Rowe Price Short-Term Bond Fund, Z Class, 4.68% (3)(4) 26,289,774 120,933
T. Rowe Price Total Return ETF, 5.13% (3)(4) 10,500,001 420,719
T. Rowe Price U.S. High Yield ETF, 6.59% (3)(4) 13,883,501 715,903
T. Rowe Price U.S. Treasury Intermediate Index Fund, Z Class,
4.32% (3)(4) 104,081 524

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
T. Rowe Price U.S. Treasury Long-Term Index Fund, Z Class,
5.00% (3)(4) 21,440,055 151,581
Total Bond Funds (Cost $5,710,846) 5,717,971
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  2.4%
Angel Oak Mortgage Trust, Series 2024-10, Class A1, CMO,
STEP, 5.348%, 10/25/69 (1) 169,797 170
Angel Oak Mortgage Trust, Series 2025-4, Class A1, CMO,
STEP, 5.855%, 4/25/70 (1) 1,310,170 1,316
Angel Oak Mortgage Trust, Series 2025-5, Class A1, CMO,
STEP, 5.573%, 4/25/70 (1) 1,263,836 1,265
BAMLL Commercial Mortgage Securities Trust, Series 2018-
PARK, Class A, ARM, 4.227%, 8/10/38 (1) 2,175,000 2,127
BANK, Series 2024-BNK47, Class A5, 5.716%, 6/15/57  759,000 790
BANK5, Series 2024-5YR10, Class A3, 5.302%, 10/15/57  1,200,000 1,213
BANK5, Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  2,350,000 2,420
BANK5, Series 2024-5YR8, Class AS, ARM, 6.378%, 8/15/57  970,000 998
BANK5, Series 2025-5YR14, Class A3, 5.646%, 4/15/58  1,650,000 1,690
Benchmark Mortgage Trust, Series 2023-V3, Class AS, ARM,
7.097%, 7/15/56  1,350,000 1,394
Benchmark Mortgage Trust, Series 2024-V5, Class AM, ARM,
6.417%, 1/10/57  1,715,000 1,761
Benchmark Mortgage Trust, Series 2024-V8, Class A3, ARM,
6.189%, 7/15/57  1,975,000 2,041
Benchmark Mortgage Trust, Series 2024-V8, Class AM, ARM,
6.859%, 7/15/57  185,000 192
Benchmark Mortgage Trust, Series 2025-V13, Class A4, ARM,
5.815%, 2/15/58  2,495,000 2,568
Benchmark Mortgage Trust, Series 2025-V14, Class A4, 5.66%,
4/15/57  1,046,053 1,072
Benchmark Mortgage Trust, Series 2026-B42, Class A5, 5.10%,
3/15/59  1,065,000 1,063
BFLD Commercial Mortgage Trust, Series 2025-5MW, Class C,
ARM, 5.633%, 10/10/42 (1) 1,985,000 1,978
BINOM Mortgage Loan Trust, Series 2026-NQM1, Class A1,
CMO, ARM, 5.06%, 2/25/66 (1) 1,049,870 1,041
BMO Mortgage Trust, Series 2024-5C4, Class A3, ARM,
6.526%, 5/15/57  2,450,000 2,544
BMO Mortgage Trust, Series 2025-5C10, Class A3, 5.578%,
5/15/58  1,750,000 1,786
BMO Mortgage Trust, Series 2025-C12, Class A5, ARM,
5.871%, 6/15/58  1,730,000 1,821
BMO Mortgage Trust, Series 2025-C13, Class B, ARM, 6.038%,
10/15/58  1,050,000 1,061

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
BMO Mortgage Trust, Series 2026-5C14, Class A3, 5.209%,
3/15/59  1,280,000 1,294
BX Commercial Mortgage Trust, Series 2024-MDHS, Class B,
ARM, 1M TSFR + 1.841%, 5.466%, 5/15/41 (1) 1,540,000 1,543
BX Commercial Mortgage Trust, Series 2024-SLCT, Class A,
ARM, 1M TSFR + 1.323%, 4.949%, 1/15/42 (1) 2,000,000 1,996
BX Commercial Mortgage Trust, Series 2026-ALOHA, Class B,
ARM, 1M TSFR + 1.55%, 5.175%, 4/15/43 (1) 1,100,000 1,100
BX Trust, Series 2025-TAIL, Class A, ARM, 1M TSFR + 1.40%,
5.025%, 6/15/35 (1) 1,725,000 1,729
BX Trust, Series 2025-VOLT, Class A, ARM, 1M TSFR + 1.70%,
5.325%, 12/15/44 (1) 615,000 616
BX Trust, Series 2025-VOLT, Class B, ARM, 1M TSFR + 2.10%,
5.725%, 12/15/44 (1) 615,000 616
BX Trust, Series 2026-CLS, Class B, ARM, 1M TSFR + 1.70%,
5.325%, 5/15/43 (1) 1,065,000 1,067
BX Trust, Series 2026-CLS, Class C, ARM, 1M TSFR + 2.35%,
5.975%, 5/15/43 (1) 1,065,000 1,067
BX Trust, Series 2026-PNDA, Class B, ARM, 1M TSFR +
1.50%, 5.125%, 5/15/43 (1) 1,705,000 1,709
Cantor Commercial Real Estate Lending, Series 2019-CF2,
Class B, 3.267%, 11/15/52  365,000 333
CD Mortgage Trust, Series 2019-CD8, Class A4, 2.912%,
8/15/57  340,000 318
CENT, Series 2025-CITY, Class A, ARM, 5.091%, 7/10/40 (1) 2,105,000 2,101
Citigroup Commercial Mortgage Trust, Series 2019-GC41,
Class A5, 2.869%, 8/10/56  1,880,000 1,771
COLT Mortgage Loan Trust, Series 2025-10, Class A1F, CMO,
ARM, SOFR30A + 1.20%, 4.828%, 10/25/70 (1) 1,856,245 1,860
Commercial Mortgage Trust, Series 2022-HC, Class A, 2.819%,
1/10/39 (1) 100,000 98
Commercial Mortgage Trust, Series 2022-HC, Class C, 3.376%,
1/10/39 (1) 260,000 251
CONE Trust, Series 2024-DFW1, Class A, ARM, 1M TSFR +
1.642%, 5.267%, 8/15/41 (1) 402,000 400
Connecticut Avenue Securities Trust, Series 2023-R04, Class
1M1, CMO, ARM, SOFR30A + 2.30%, 5.928%, 5/25/43 (1) 476,127 483
Connecticut Avenue Securities Trust, Series 2023-R05, Class
1M1, CMO, ARM, SOFR30A + 1.90%, 5.528%, 6/25/43 (1) 877,147 881
Connecticut Avenue Securities Trust, Series 2026-R02, Class
1M1, CMO, ARM, SOFR30A + 1.05%, 4.678%, 2/25/46 (1) 1,107,104 1,107
Cross Mortgage Trust, Series 2025-H4, Class A1, CMO, ARM,
5.596%, 6/25/70 (1) 1,330,353 1,332
Cross Mortgage Trust, Series 2025-H5, Class A1B, CMO,
STEP, 5.509%, 7/25/70 (1) 755,973 755

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Cross Mortgage Trust, Series 2026-NQM3, Class A1, CMO,
ARM, 5.125%, 3/25/71 (1) 818,807 813
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class
A4, ARM, 4.422%, 11/15/51  585,000 579
CSAIL Commercial Mortgage Trust, Series 2019-C18, Class B,
3.594%, 12/15/52  746,000 691
DBC Mortgage Trust, Series 2025-DBC, Class B, ARM, 1M
TSFR + 1.60%, 5.226%, 11/15/42 (1) 1,700,000 1,703
DBGS Mortgage Trust, Series 2018-C1, Class A2, 4.358%,
10/15/51  20,308 20
DBGS Mortgage Trust, Series 2018-C1, Class A3, 4.197%,
10/15/51  500,000 495
Deephaven Residential Mortgage Trust, Series 2026-INV2,
Class A1, CMO, ARM, 5.483%, 2/25/71 (1) 2,090,732 2,089
EFMT, Series 2025-INV2, Class A1, CMO, STEP, 5.387%,
5/26/70 (1) 1,481,092 1,479
EFMT, Series 2025-INV4, Class A1F, CMO, ARM, SOFR30A +
1.20%, 4.83%, 10/25/70 (1) 1,912,938 1,917
EFMT, Series 2026-NQM4, Class A2, CMO, STEP, 5.669%,
4/25/71 (1) 1,022,285 1,020
EFMT, Series 2026-NQM6, Class A2, CMO, STEP, 5.669%,
6/25/71 (1) 340,000 339
Ellington Financial Mortgage Trust, Series 2020-2, Class A1,
CMO, ARM, 1.178%, 10/25/65 (1) 341,151 325
Extended Stay America Trust, Series 2025-ESH, Class C, ARM,
1M TSFR + 1.85%, 5.475%, 10/15/42 (1) 953,502 958
Extended Stay America Trust, Series 2025-ESH, Class D, ARM,
1M TSFR + 2.60%, 6.225%, 10/15/42 (1) 953,502 960
FIGRE Trust, Series 2026-HE6, Class B, CMO, ARM, 5.741%,
6/25/56 (1) 1,065,000 1,064
Flagstar Mortgage Trust, Series 2019-1INV, Class A11, CMO,
ARM, 1M TSFR + 1.064%, 4.713%, 10/25/49 (1) 121,941 120
FREMF Mortgage Trust, Series 2016-K59, Class B, ARM,
3.662%, 11/25/49 (1) 2,383,000 2,372
FREMF Mortgage Trust, Series 2017-K71, Class B, ARM,
3.88%, 11/25/50 (1) 1,550,000 1,526
FREMF Mortgage Trust, Series 2020-K737, Class B, ARM,
3.439%, 1/25/53 (1) 210,000 208
GCAT Trust, Series 2023-INV1, Class A1, CMO, ARM, 6.00%,
8/25/53 (1) 510,138 518
GCAT Trust, Series 2025-NQM1, Class A1, CMO, STEP,
5.373%, 11/25/69 (1) 1,152,548 1,149
GCAT Trust, Series 2026-NQM2, Class A1, CMO, ARM,
5.449%, 2/25/71 (1) 1,031,591 1,030
Grace Trust, Series 2020-GRCE, Class B, 2.60%, 12/10/40 (1) 1,700,000 1,517

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
GS Mortgage Securities Trust, Series 2019-GC40, Class A4,
3.16%, 7/10/52  440,000 418
HILT Commercial Mortgage Trust, Series 2024-ORL, Class A,
ARM, 1M TSFR + 1.541%, 5.167%, 5/15/37 (1) 1,400,000 1,401
HILT Commercial Mortgage Trust, Series 2024-ORL, Class B,
ARM, 1M TSFR + 1.941%, 5.566%, 5/15/37 (1) 350,000 350
HOMES Trust, Series 2025-AFC2, Class A1B, CMO, STEP,
5.573%, 6/25/60 (1) 664,310 664
HOMES Trust, Series 2025-NQM2, Class A1, CMO, STEP,
5.425%, 2/25/70 (1) 1,321,708 1,320
HOMES Trust, Series 2026-AFC1, Class A1, CMO, ARM,
4.846%, 2/25/61 (1) 2,087,275 2,063
HOMES Trust, Series 2026-NQM3, Class A2, CMO, STEP,
5.465%, 4/27/71 (1) 1,032,969 1,026
Hudson Yards Mortgage Trust, Series 2026-10HY, Class B,
ARM, 5.328%, 12/10/39 (1) 1,070,000 1,074
JPMorgan Mortgage Trust, Series 2019-HYB1, Class B4, CMO,
ARM, 5.122%, 10/25/49 (1) 1,675,467 1,667
JPMorgan Mortgage Trust, Series 2025-DSC1, Class A1, CMO,
ARM, 5.577%, 9/25/65 (1) 1,486,310 1,484
JPMorgan Mortgage Trust, Series 2025-DSC2, Class A1, CMO,
ARM, 5.195%, 10/25/65 (1) 828,801 822
JPMorgan Mortgage Trust, Series 2025-HE3, Class A1, ARM,
SOFR30A + 1.35%, 4.959%, 3/20/56 (1) 1,625,121 1,634
Manhattan West Mortgage Trust, Series 2020-1MW, Class A,
2.13%, 9/10/39 (1) 1,720,000 1,665
Manhattan West Mortgage Trust, Series 2026-2MW, Class B,
ARM, 5.718%, 6/10/48 (1) 1,500,000 1,508
MED Commercial Mortgage Trust, Series 2024-MOB, Class A,
ARM, 1M TSFR + 1.592%, 5.217%, 5/15/41 (1) 831,608 821
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C32, Class A4, 3.72%, 12/15/49  450,000 448
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5,
ARM, 6.014%, 12/15/56  330,000 348
NRZT, Series 2025-NQM6, Class A1, CMO, ARM, 5.085%,
10/25/65 (1) 1,004,871 997
NYC Commercial Mortgage Trust, Series 2025-28L, Class B,
ARM, 5.174%, 11/5/38 (1) 1,675,000 1,666
NYC Trust, Series 2026-9W57, Class B, ARM, 5.353%,
6/6/40 (1) 1,065,000 1,060
NYMT Loan Trust, Series 2026-INV2, Class A1, CMO, ARM,
5.475%, 4/25/61 (1) 2,002,986 2,002
OBX Trust, Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%,
2/25/60 (1) 1,082,272 964
OBX Trust, Series 2020-EXP2, Class A8, CMO, ARM, 3.00%,
5/25/60 (1) 18,261 16

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
OBX Trust, Series 2020-EXP3, Class 1A9, CMO, ARM, 3.00%,
1/25/60 (1) 100,911 88
OBX Trust, Series 2020-EXP3, Class 2A1B, CMO, ARM, 1M
TSFR + 1.014%, 4.663%, 1/25/60 (1) 1,807,057 1,808
OBX Trust, Series 2024-NQM5, Class A1, CMO, STEP,
5.988%, 1/25/64 (1) 1,090,357 1,093
OBX Trust, Series 2025-NQM7, Class A1, CMO, STEP, 5.56%,
5/25/55 (1) 1,068,912 1,070
OBX Trust, Series 2026-NQM4, Class A1, CMO, ARM, 5.173%,
2/25/66 (1) 1,657,131 1,648
OBX Trust, Series 2026-NQM4, Class A1B, CMO, STEP,
5.173%, 2/25/66 (1) 423,917 421
OBX Trust, Series 2026-R1, Class A1, CMO, ARM, 4.884%,
1/25/63 (1) 1,998,726 1,975
OBX Trust, Series 2026-R2, Class A2, CMO, STEP, 5.613%,
3/25/63 (1) 531,493 529
PMT Loan Trust, Series 2025-INV5, Class A2, CMO, ARM,
6.00%, 5/25/56 (1) 736,331 748
PMT Loan Trust, Series 2025-INV7, Class A1, CMO, ARM,
6.00%, 6/25/56 (1) 851,639 865
RCKT Mortgage Trust, Series 2024-CES9, Class A1A, STEP,
5.582%, 12/25/44 (1) 96,267 96
Roc Mortgage Trust, Series 2024-RTL1, Class A1, CMO, STEP,
5.589%, 10/25/39 (1) 1,065,000 1,066
ROCK Trust, Series 2024-CNTR, Class B, 5.93%, 11/13/41 (1) 2,000,000 2,034
Santander Mortgage Asset Receivable Trust, Series 2025-
NQM2, Class A1, CMO, STEP, 5.732%, 2/25/65 (1) 1,376,119 1,379
Sequoia Mortgage Trust, Series 2024-HYB1, Class A1A, CMO,
ARM, 4.51%, 11/25/63 (1) 1,292,139 1,291
SG Residential Mortgage Trust, Series 2026-3, Class A2, CMO,
STEP, 5.492%, 4/25/66 (1) 1,057,406 1,049
SMRT, Series 2022-MINI, Class C, ARM, 1M TSFR + 1.55%,
5.176%, 1/15/39 (1) 241,000 241
SREIT Trust, Series 2021-PALM, Class B, ARM, 1M TSFR +
0.924%, 4.549%, 10/15/34 (1) 750,000 750
Structured Agency Credit Risk Debt Notes, Series 2022-
DNA6, Class M1B, CMO, ARM, SOFR30A + 3.70%, 7.328%,
9/25/42 (1) 945,000 975
Structured Agency Credit Risk Debt Notes, Series 2024-HQA1,
Class A1, CMO, ARM, SOFR30A + 1.25%, 4.878%, 3/25/44 (1) 142,377 143
Structured Agency Credit Risk Debt Notes, Series 2025-DNA3,
Class M1, CMO, ARM, SOFR30A + 1.10%, 4.728%, 9/25/45 (1) 879,839 880
Structured Agency Credit Risk Debt Notes, Series 2025-
DNA4, Class M1, CMO, ARM, SOFR30A + 1.10%, 4.728%,
10/25/45 (1) 326,601 327

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Structured Agency Credit Risk Debt Notes, Series 2025-HQA1,
Class M1, CMO, ARM, SOFR30A + 1.15%, 4.778%, 2/25/45 (1) 271,952 272
Structured Agency Credit Risk Debt Notes, Series 2026-DNA2,
Class M1, CMO, ARM, SOFR30A + 1.20%, 4.828%, 3/25/46 (1) 1,534,517 1,536
Structured Agency Credit Risk Debt Notes, Series 2026-HQA1,
Class M1, CMO, ARM, SOFR30A + 1.25%, 4.878%, 5/25/46 (1) 1,945,564 1,948
TEXAS Commercial Mortgage Trust, Series 2025-TWR, Class
A, ARM, 1M TSFR + 1.293%, 4.919%, 4/15/42 (1) 237,000 237
Towd Point Mortgage Trust, Series 2017-1, Class M1, CMO,
ARM, 3.75%, 10/25/56 (1) 1,288,563 1,271
Towd Point Mortgage Trust, Series 2017-3, Class A2, CMO,
ARM, 3.00%, 7/25/57 (1) 193,225 192
Towd Point Mortgage Trust, Series 2019-HY2, Class B1, CMO,
ARM, 1M TSFR + 2.364%, 6.013%, 5/25/58 (1) 190,000 192
Towd Point Mortgage Trust, Series 2019-HY3, Class B1, CMO,
ARM, 1M TSFR + 2.114%, 5.763%, 10/25/59 (1) 2,000,000 2,026
Towd Point Mortgage Trust, Series 2022-4, Class A1, CMO,
3.75%, 9/25/62 (1) 1,426,922 1,350
Towd Point Mortgage Trust, Series 2024-2, Class A1B, CMO,
ARM, 4.916%, 12/25/64 (1) 1,868,068 1,873
Towd Point Mortgage Trust, Series 2024-5, Class A1B, CMO,
ARM, 4.612%, 10/25/64 (1) 1,473,355 1,461
Towd Point Mortgage Trust, Series 2025-1, Class A1B, CMO,
ARM, 4.80%, 6/25/65 (1) 1,545,981 1,547
Towd Point Mortgage Trust, Series 2025-CES4, Class A1A,
STEP, 5.091%, 10/25/65 (1) 1,763,948 1,748
Towd Point Mortgage Trust, Series 2026-1, Class A1B, CMO,
ARM, 4.312%, 1/25/66 (1) 983,863 973
Verus Securitization Trust, Series 2025-8, Class A1F, CMO,
ARM, SOFR30A + 1.15%, 4.778%, 9/25/70 (1) 1,606,987 1,611
Wells Fargo Commercial Mortgage Trust, Series 2019-C52,
Class A5, 2.892%, 8/15/52  1,395,000 1,313
Wells Fargo Commercial Mortgage Trust, Series 2019-C54,
Class A4, 3.146%, 12/15/52  1,380,000 1,303
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2,
Class A3, ARM, 5.92%, 11/15/57  1,646,120 1,693
Wells Fargo Commercial Mortgage Trust, Series 2025-5C6,
Class AS, ARM, 5.582%, 10/15/58  2,000,000 2,017
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $150,233) 150,087

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  0.0%
U.S. Government Agency Obligations  0.0%
Federal Home Loan Mortgage, CMO, IO, 1.50%, 1/25/51  9,775,571 991
991
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $1,003) 991
SHORT-TERM INVESTMENTS  0.9%
Money Market Funds  0.7%
T. Rowe Price U.S. Treasury Money Fund, Class Z, 3.70% (3)
(5) 42,498,196 42,498
42,498
U.S. Treasury Obligations  0.2%
U.S. Treasury Bills, 3.634%, 8/6/26 (6) 10,000,000 9,964
9,964
Total Short-Term Investments (Cost $52,462) 52,462
Total Investments in Securities
100.1% of Net Assets
(Cost $6,185,395) $ 6,192,370
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $338,974 and represents 5.5% of net assets.
(2) All or a portion of this loan is unsettled as of June 30, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Affiliated Companies
(4) SEC 30-day yield
(5) Seven-day yield
(6) At June 30, 2026, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.

T. ROWE PRICE Spectrum Income Fund

CAD Canadian Dollar
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
ETF Exchange-Traded Fund
FRN Floating Rate Note
IO Interest-only security for which the fund receives interest on notional principal
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.

T. ROWE PRICE Spectrum Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 1,901 U.S. Treasury Notes five year
contracts 9/26 203,496 $ 661
Short, 118 U.S. Treasury Notes two year contracts 9/26 (24,324) —
Long, 112 Ultra U.S. Treasury Notes ten year
contracts 9/26 12,597 161
Net payments (receipts) of variation margin to date (1,208)
Variation margin receivable (payable) on open futures contracts $ (386)

T. ROWE PRICE Spectrum Income Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Credit Fund, Z Class,
7.24%  $ (65) $ (9,116) $ 11,714
T. Rowe Price Dynamic Global Bond Fund, Z
Class, 6.48%  (1,425) 3,924 9,805
T. Rowe Price Emerging Markets Bond Fund,
Z Class, 6.36%  (713) 4,547 15,820
T. Rowe Price Emerging Markets Corporate
Bond Fund, Z Class, 6.28%  — (1,270) 3,953
T. Rowe Price Emerging Markets Local
Currency Bond Fund, Z Class, 7.37%  — (4,708) 9,358
T. Rowe Price Floating Rate Fund, Z Class,
7.12%  (1,486) (11,771) 21,952
T. Rowe Price High Yield Fund, Z Class, 6.87%  (1,390) (10,859) 29,444
T. Rowe Price Inflation Protected Bond Fund, Z
Class, 13.07%  — 166 1,415
T. Rowe Price International Bond Fund, Z
Class, 4.33%  — (3,629) 2,546
T. Rowe Price International Bond Fund (USD
Hedged), Z Class, 4.25%  (750) (451) 6,782
T. Rowe Price Limited Duration Inflation
Focused Bond Fund, Z Class, 12.29%  (73) 825 1,008
T. Rowe Price QM U.S. Bond ETF, 4.65%  (128) (7,557) 12,166
T. Rowe Price Short-Term Bond Fund, Z Class,
4.68%  40 (1,342) 2,741
T. Rowe Price Total Return ETF, 5.13%  — (7,308) 10,842
T. Rowe Price U.S. High Yield ETF, 6.59%  — (9,311) 23,617
T. Rowe Price U.S. Treasury Intermediate
Index Fund, Z Class, 4.32%  — (10) 1 0
T. Rowe Price U.S. Treasury Long-Term Index
Fund, Z Class, 5.00%  (917) (1,616) 3,18 8
T. Rowe Price U.S. Treasury Money Fund,
3.70% — — 1,319
Totals $ (6,907)# $ (59,486) $ 167,680+

T. ROWE PRICE Spectrum Income Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
6/30/26
T. Rowe Price Dynamic Credit
Fund, Z Class, 7.24%  $ 306,149 $ 17,746 $ 5,065 $ 309,714
T. Rowe Price Dynamic Global
Bond Fund, Z Class, 6.48%  301,101 19,836 11,706 313,155
T. Rowe Price Emerging
Markets Bond Fund, Z Class,
6.36%  432,452 81,853 9,988 508,864
T. Rowe Price Emerging
Markets Corporate Bond
Fund, Z Class, 6.28%  118,245 7,704 — 124,679
T. Rowe Price Emerging
Markets Local Currency Bond
Fund, Z Class, 7.37%  228,469 61,242 — 285,003
T. Rowe Price Floating Rate
Fund, Z Class, 7.12%  616,266 43,367 37,923 609,939
T. Rowe Price High Yield
Fund, Z Class, 6.87%  827,758 42,692 37,467 822,124
T. Rowe Price Inflation
Protected Bond Fund, Z Class,
13.07%  120,426 63,682 — 184,274
T. Rowe Price International
Bond Fund, Z Class, 4.33%  102,349 54,457 — 153,177
T. Rowe Price International
Bond Fund (USD Hedged), Z
Class, 4.25%  344,805 13,823 16,591 341,586
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund, Z Class, 12.29%  115,843 8,025 1,833 122,860
T. Rowe Price QM U.S. Bond
ETF, 4.65%  590,724 — 50,231 532,936
T. Rowe Price Short-Term
Bond Fund, Z Class, 4.68%  124,248 4,748 6,721 120,933
T. Rowe Price Total Return
ETF, 5.13%  428,027 — — 420,719
T. Rowe Price U.S. High Yield
ETF, 6.59%  699,355 25,859 — 715,903
T. Rowe Price U.S. Treasury
Intermediate Index Fund, Z
Class, 4.32%  524 10 — 524

T. ROWE PRICE Spectrum Income Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
6/30/26
T. Rowe Price U.S. Treasury
Long-Term Index Fund, Z
Class, 5.00%  $ 152,085 $ 5,699 $ 4,587 $ 151,581
T. Rowe Price U.S. Treasury
Money Fund, Class Z, 3.70% 133,117  ¤  ¤ 42,498
Total $ 5,760,469^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $167,680 of income distributions from underlying Price Funds.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5,753,344.

T. ROWE PRICE Spectrum Income Fund
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $6,185,395) $ 6,192,370
Receivable for investment securities sold 2,352
Interest receivable 1,603
Receivable for shares sold 1,522
Cash 1,071
Foreign currency (cost $3) 3
Total assets 6,198,921
Liabilities
Payable for investment securities purchased 4,290
Payable for shares redeemed 2,885
Investment management and administrative fees payable 2,512
Variation margin payable on futures contracts 386
Other liabilities 983
Total liabilities 11,056
NET ASSETS $ 6,187,865
Net Assets Consist of:
Total distributable earnings (loss) $ (344,491)
Paid-in capital applicable to 549,121,117 shares of $0.01 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 6,532,356
NET ASSETS $ 6,187,865
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,405,555; Shares outstanding:
124,785,772) $ 11.26
I Class
(Net assets: $4,782,310; Shares outstanding:
424,335,345) $ 11.27

T. ROWE PRICE Spectrum Income Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Investment Income (Loss)
Income
Income distributions from underlying Price Funds $ 167,680
Interest 10,953
Total income 178,633
Expenses
Investment management and administrative expense 14,998
Waived / paid by Price Associates (2,637)
Total expenses 12,361
Net investment income 166,272
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Sales of underlying Price Funds (6,907)
Securities 107
Futures (5,726)
Net realized loss (12,526)
Change in net unrealized gain / loss
Underlying Price Funds (59,486)
Securities (2,875)
Futures 1,644
Change in net unrealized gain / loss (60,717)
Net realized and unrealized gain / loss (73,243)
INCREASE IN NET ASSETS FROM OPERATIONS $ 93,029

T. ROWE PRICE Spectrum Income Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 166,272 $ 335,389
Net realized loss (12,526) (75,578)
Change in net unrealized gain / loss (60,717) 195,451
Increase in net assets from operations 93,029 455,262
Distributions to shareholders
Net earnings
Investor Class (39,068) (89,242)
I Class (127,062) (252,805)
Decrease in net assets from distributions (166,130) (342,047)
Capital share transactions
*
Shares sold
Investor Class 68,235 206,199
I Class 521,473 617,320
Distributions reinvested
Investor Class 36,294 83,273
I Class 123,017 245,517
Shares redeemed
Investor Class (208,534) (413,328)
I Class (343,938) (681,858)
Increase in net assets from capital share
transactions 196,547 57,123
Net Assets
Increase during period 123,446 170,338
Beginning of period 6,064,419 5,894,081
End of period $ 6,187,865 $ 6,064,419
*Share information (000s)
Shares sold
Investor Class 6,018 18,239
I Class 45,958 54,451
Distributions reinvested
Investor Class 3,208 7,344
I Class 10,869 21,636
Shares redeemed
Investor Class (18,423) (36,485)
I Class (30,303) (60,272)
Increase in shares outstanding 17,327 4,913

T. ROWE PRICE Spectrum Income Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Spectrum Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Spectrum Income
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund broadly diversifies its assets within specified ranges among a set of T. Rowe Price mutual funds or exchange-
traded funds (ETFs) (underlying Price Funds) representing specific market segments. In addition, the fund may invest in individual securities on a limited basis. The fund seeks a high level of current income with moderate share price fluctuation.
The fund has two classes of shares as follows: Spectrum Income
Fund (Investor Class) and Spectrum Income Fund – I Class (I Class). I Class
shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board
Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management.
Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Dividends received from

T. ROWE PRICE Spectrum Income Fund

underlying Price Fund investments are reflected as income; capital gain distributions are reflected as realized gain/loss. Income and capital gain distributions from the underlying Price Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date.
Income distributions, if any, are declared by each class daily and paid monthly.
A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Investment management and administrative expenses incurred by each class are charged directly to the class to which they relate.
Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Spectrum Income Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Spectrum Income Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing NAV per share on the day of valuation. Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on June 30,
2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Spectrum Income Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
The fund may use derivatives in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation and rebalancing. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 421,937 $ — $ 421,937
Bond Funds 5,717,971 — — 5,717,971
Short-Term Investments 42,498 9,964 — 52,462
Total Securities 5,760,469 431,901 — 6,192,370
Futures Contracts* 822 — — 822
Total $ 5,761,291 $ 431,901 $ — $ 6,193,192
Liabilities
Futures Contracts* $ — $ — $ — $ —
1
Includes Asset-Backed Securities, Non-U.S. Government Mortgage-Backed Securities
and U.S. Government & Agency Mortgage-Backed Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Spectrum Income Fund

Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2026, and the related location on the accompanying
Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2026, and the related location on the accompanying Statement of Operations, is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives
Futures
$ 822
*
Total $ 822
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Interest rate derivatives $ (5,726)
Total $ (5,726)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ 1,644
Total $ 1,644

T. ROWE PRICE Spectrum Income Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/
or centrally cleared derivative contracts, such as futures and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement) and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions.  As of June 30, 2026, securities valued at $2,717,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure.
A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The funds currently invest only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is

T. ROWE PRICE Spectrum Income Fund

closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2026, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 3% and 4% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip.

T. ROWE PRICE Spectrum Income Fund

MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.
Other  Purchases and sales of the underlying Price Funds and other portfolio securities; other than in-kind transactions, if any, short-term and
U.S. government securities aggregated $919,345,000 and $716,020,000, respectively, for the six months ended June 30, 2026.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2025, the fund had
$130,331 of available capital loss carryforwards.
At June 30, 2026, the cost of investments (including derivatives, if any)
for federal income tax purposes was $6,389,271,000. Net unrealized loss aggregated $196,079,000 at period-end, of which $96,879,000 related to appreciated investments and $292,958,000 related to depreciated investments.

T. ROWE PRICE Spectrum Income Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a
wholly owned subsidiary of T. Rowe Price Group, Inc. Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all the underlying Price Funds.
Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder servicing and administrative services as well as certain accounting, marketing, and other services to the fund. Certain officers and directors of the fund are also officers and directors of Price Associates and its subsidiaries and of the underlying Price Funds.
The fund operates in accordance with an amended investment management agreement (amended management agreement), between the corporation, on behalf of the fund, and Price Associates. Under the amended agreement, the fund pays a fee rate of 0.61% for the Investor Class and 0.46% for the
I Class. The annual all-inclusive fee covers investment management and all of the fund’s operating expenses except for interest expense; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses;
and acquired fund fees and expenses. Differences in the annual all-inclusive fees between certain classes relate to differences in expected shareholder servicing expenses.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Pursuant to the annual all-inclusive fee arrangement under the investment management agreement, expenses incurred by the fund pursuant to these service agreements are paid by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest in the T. Rowe Price Transition Fund (Transition Fund) to
facilitate the fund’s transition between the various underlying Price Funds as the fund rebalances its allocation to the underlying Price Funds.

T. ROWE PRICE Spectrum Income Fund

The fund does not invest in the underlying Price Funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein.
Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the six months ended June 30, 2026, are as follows:
Total management fee waived was allocated ratably in the amounts of $634,000 and $2,003,000, for the Investor Class and I Class, respectively, for the six months ended June 30, 2026.
At June 30, 2026, the fund held approximately 85% of the outstanding shares of the U.S. High Yield ETF, 73% of the Total Return ETF, 61% of the Emerging
Markets Local Currency Bond Fund, 40% of the Emerging Markets Corporate
Bond Fund, 32% of the Inflation Protected Bond Fund, and less than 25% of any other underlying Price Fund.
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. Shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by
Price Associates, pursuant to the fund’s annual all-inclusive fee agreement. At
June 30, 2026, approximately 69% of the outstanding shares of the I Class were held by the college savings plans.
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price QM U.S. Bond ETF 0.08% $ 224
T. Rowe Price Total Return ETF 0.31% 653
T. Rowe Price U.S. High Yield ETF 0.50% 1,760
Total Management Fee Waived $ 2,637

T. ROWE PRICE Spectrum Income Fund

NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Spectrum Income Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the
T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Spectrum Income Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Spectrum Income Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays the Adviser an all-inclusive fee, which is based on the fund’s average daily net assets. The all-inclusive fee includes investment management services and provides for the
Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and any acquired fund fees and expenses. The Adviser has generally implemented an all-inclusive fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the investors in these funds and historically has sought to set the all-
inclusive fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. The all-inclusive fee structure also provides greater flexibility to make investment changes, including underlying fund changes, while maintaining a certain expense ratio for investors.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the all-inclusive fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. The Board reviewed and considered information regarding the fund’s actual total expense ratio, noting that the fund pays an all-inclusive fee. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and I
Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate, and total expenses (each of which generally reflect the fund’s all-inclusive fee rate) in comparison with the information for the
Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Spectrum Income Fund

highest relative expenses. However, there were not sufficient funds in the peer groups to rank into quintiles. The information provided to the Board for the fund’s
Investor Class indicated that the contractual management fee ranked second out of three funds (Expense Group), the actual management fee rate ranked second out of three funds (Expense Group and Expense Universe), and the fund’s total expenses ranked first out of three funds (Expense Group and Expense Universe).
The information provided to the Board for the fund’s I Class indicated that the contractual management fee ranked first out of three funds (Expense Group), the actual management fee rate ranked first out of three funds (Expense Group and
Expense Universe), and the fund’s total expenses ranked first out of three funds
(Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Spectrum Income Fund

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F88-051 8/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026